Financial results, net - Summary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance income:
Interest income	$ 4,081	$ 4,084	$ 7,319
Foreign exchange gain	18,939	0	0
Gain from interest rate/foreign exchange rate derivative financial instruments	512	92	1,189
Other income	13,138	21,878	1,400
Finance income	36,670	26,054	9,908
Finance costs:
Interest expense	(62,536)	(58,282)	(60,134)
Finance cost related to lease liabilities	(16,502)	(12,532)	(9,524)
Cash flow hedge - transfer from equity	(52,650)	(24,363)	(15,594)
Foreign exchange losses, net	0	(109,266)	(108,458)
Taxes	(7,073)	(4,559)	(4,364)
Borrowings prepayment related expenses (Brazilian subsidiaries)	(3,068)	0	0
Finance discount	(3,741)	0	0
Other expenses	(6,111)	(4,774)	(4,492)
Finance costs	(151,681)	(213,776)	(202,566)
Other financial results - Net gain of inflation effects on the monetary items	11,541	12,064	92,437
Financial results, net	$ (103,470)	$ (175,658)	$ (100,221)